S000083961 [Member] Investment Objectives and Goals - Nuveen Ultra Short Municipal Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Portfolio is to provide a high level of current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital.